FINANCE LEASES - Narrative (Details)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended							33 Months Ended
	Jun. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Sep. 30, 2023 USD ($) vessel	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2024 USD ($) vessel contract	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) contract vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel						7	7	7	7	7
Finance lease ROU impairment									$ 0	$ 0
Weighted average discount rate (percent)						6.30%	6.30%	6.30%	6.30%	6.30%
Weighted average lease term						3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	4 years 7 months 6 days
Forecast
Lessee, Lease, Description [Line Items]
Increase in finance lease assets and liabilities		$ 47,500,000
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel							8
Number of finance leases | vessel							7
Daily time charter rate				$ 19,135
Variable lease expense									$ 2,600,000	$ 2,500,000	$ 600,000
Purchase option net of sellers credit						$ 112,000,000	$ 112,000,000	$ 112,000,000	112,000,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel							8
Number of operating leases							1	1		2
Daily time charter rate			$ 14,900
Daily operating expense rate					$ 7,000							$ 7,000
Profit share									6,400,000	$ 0	$ 3,000,000
Total minimum lease period						13 years
Purchase option net of sellers credit														$ 112,000,000	$ 112,000,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate									17,662
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Forecast
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 14,900												$ 16,435
Unrelated Third Party | Golden Hawk
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel			1		1
Purchase option net of sellers credit			$ 15,300,000		$ 15,300,000	$ 15,300,000	$ 15,300,000	$ 15,300,000	$ 15,300,000